FINANCIAL INSTRUMENTS AND RISK	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS AND RISK

17.	FINANCIAL INSTRUMENTS AND RISK

As at December 31, 2018, the Company’s financial instruments consist of cash and cash equivalents, amounts receivable, other receivables, bank indebtedness, accounts payable, interest payable, deferred revenues, convertible debentures, promissory note payable, loans payable, loans from related parties, and bonds payable.

The Company provides information about financial instruments that are measured at fair value, grouped into Level 1 to 3 based on the degree to which the inputs used to determine the fair value are observable.

  Level 1 fair value measurements are those derived from quoted prices in active markets for identical assets or liabilities.

  Level 2 fair value measurements are those derived from inputs other than quoted prices included within Level 1, that are observable either directly or indirectly.

  Level 3 fair value measurements are those derived from valuation techniques that include inputs that are not based on observable market data.

Cash is measured using level 1 fair value inputs. The carrying values of the amounts receivable, other receivables, accounts payable, interest payable, deferred revenues, convertible debentures, loans payable, and loans from related parties approximate their fair values because of the short-term nature of these instruments.

The Company is exposed in varying degrees to a variety of financial instrument related risks. The Board of Directors approves and monitors the risk management processes, inclusive of documented investment policies, counterparty limits, and controlling and reporting structures. The type of risk exposure and the way in which such exposure is managed is provided as follows:

Credit Risk

Credit risk is the risk of financial loss to the Company if a customer or counterparty to a financial instrument fails to meet its contractual obligations. Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents. To minimize the credit risk the Company places cash with a high credit quality financial institution.

Liquidity Risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they fall due. The Company's objective in managing liquidity risk is to ensure that it has sufficient liquidity available to meet its liabilities when due. The Company uses cash to settle its financial obligations as they fall due. The ability to do this relies on the Company’s ability to collect its revenue in a timely manner, continuous support from shareholders and investors and maintain sufficient cash on hand . To the extent that the Company does not believe it has sufficient liquidity to meet its current obligations, the Board of Directors considers securing additional funds through issuances of equity and debt or partnering transactions.

The Company monitors its risk of shortage of funds by monitoring the maturity dates of existing trade and other accounts payable. The following table summarizes the maturities of the Company’s financial liabilities as at December 31, 2018 based on the undiscounted contractual cash flows:

			Less
	Carrying	Contractual	than 1	1 - 3	4 - 5	After 5
	amount	cash flows	year	years	years	years
	$	$	$	$	$	$
Bank indebtedness	39,464	39,464	-	-	-	-
Accounts payable	3,705,748	3,705,748	-	-	-	-
Interest payable	903,086	903,086	-	-	-	-
Convertible debentures	1,387,624	1,500,000	-	-	-	-
Promissory note payable	1,780,822	1,780,822	-	-	-	-
Loans payable	1,106,222	1,106,222	-	-	-	-
Loans from related parties	2,109,780	2,109,780	-	-	-	-
Bonds payable	865,937	-	-	966,300	-	-
Total	11,898,683	11,145,122	-	966,300	-	-

The Company has a working capital deficiency as of December 31, 2018 of $ 10,107,344.

Currency Risk

The Company generates revenues and incurs expenses and capital expenditures primarily in Canada, Colombia, Argentina, USA and Mexico and is exposed to the resulting risk from changes in foreign currency exchange rates. Some administrative and head office related expenses are incurred in Canada. In addition, the Company holds financial assets and liabilities in foreign currencies that expose the Company to foreign exchange risks. A significant change in the currency exchange rates between the Canadian dollar relative to the Colombia Peso, Argentina Peso US dollars or Mexican Peso could have a material adverse effect on the Company's results of operations, financial position and/or cash flows. The Company has not hedged its exposure to currency fluctuations.

At December 31, 2018, the Company had the following financial instruments denominated in foreign currencies:

	Argentinian	Colombian	Mexican	United States	Total
	Pesos	Pesos	Pesos	Dollars
	$	$	$	$	$
Cash and cash equivalents	38,481	14,752	73,962	221	127,415
Accounts receivable	36,143	37,017	275,429	45,500	394,089
Other receivable	67,142	-	-	-	67,142
Bank indebtedness	-	-	-	(39,464)	(39,464)
Accounts payable	1,330,347	236,385	944,405	(230,911)	2,280,225
Interest payable	-	-	-	(865,044)	(865,044)
Promissory note payable				(1,780,822)
Loans payable	(315,232)	(147,135)	-	(643,855)	(1,106,222)
Loans from related parties	(124,844)	(207,803)	-	(1,777,133)	(2,109,780)
Total	1,032,037	(66,784)	1,293,796	(5,291,508)	(1,251,639)

Interest Rate Risk

Interest rate risk is the risk that future cash flows of the Company’s assets and liabilities can change due to a change in interest rates. Loans payable have fixed interest rates varying from 24% to 48%, and cash and cash equivalents earn interest at a nominal rate. The Company is not exposed to significant interest rate risk.